Long-Term Debt - Summary of Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended									12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Junior subordinated debentures [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member] Capitalized lease obligations, mortgage indebtedness and other [Member]	Dec. 31, 2012 Parent Company [Member] Capitalized lease obligations, mortgage indebtedness and other [Member]	Dec. 31, 2013 Subsidiaries [Member]	Dec. 31, 2012 Subsidiaries [Member]	Dec. 31, 2013 Subsidiaries [Member] Capitalized lease obligations, mortgage indebtedness and other [Member]	Dec. 31, 2012 Subsidiaries [Member] Capitalized lease obligations, mortgage indebtedness and other [Member]	Dec. 31, 2013 Fixed Rate [Member] Parent Company [Member] Subordinated notes [Member]	Dec. 31, 2012 Fixed Rate [Member] Parent Company [Member] Subordinated notes [Member]	Dec. 31, 2013 Fixed Rate [Member] Parent Company [Member] Subordinated notes two [Member]	Dec. 31, 2012 Fixed Rate [Member] Parent Company [Member] Subordinated notes two [Member]	Dec. 31, 2013 Fixed Rate [Member] Parent Company [Member] Medium-term notes [Member]	Dec. 31, 2012 Fixed Rate [Member] Parent Company [Member] Medium-term notes [Member]	Dec. 31, 2013 Fixed Rate [Member] Parent Company [Member] Junior subordinated debentures [Member]	Dec. 31, 2012 Fixed Rate [Member] Parent Company [Member] Junior subordinated debentures [Member]	Dec. 31, 2013 Fixed Rate [Member] Subsidiaries [Member] Subordinated notes three [Member]	Dec. 31, 2012 Fixed Rate [Member] Subsidiaries [Member] Subordinated notes three [Member]	Dec. 31, 2013 Fixed Rate [Member] Subsidiaries [Member] Subordinated notes four [Member]	Dec. 31, 2012 Fixed Rate [Member] Subsidiaries [Member] Subordinated notes four [Member]	Dec. 31, 2013 Fixed Rate [Member] Subsidiaries [Member] Subordinated notes five [Member]	Dec. 31, 2012 Fixed Rate [Member] Subsidiaries [Member] Subordinated notes five [Member]	Dec. 31, 2013 Fixed Rate [Member] Subsidiaries [Member] Subordinated notes six [Member]	Dec. 31, 2012 Fixed Rate [Member] Subsidiaries [Member] Subordinated notes six [Member]	Dec. 31, 2013 Fixed Rate [Member] Subsidiaries [Member] Federal Home Loan Bank advances [Member]	Dec. 31, 2012 Fixed Rate [Member] Subsidiaries [Member] Federal Home Loan Bank advances [Member]	Dec. 31, 2013 Floating Rate [Member] Parent Company [Member] Medium-term notes [Member]	Dec. 31, 2013 Floating Rate [Member] Subsidiaries [Member] Subordinated notes seven [Member]	Dec. 31, 2012 Floating Rate [Member] Subsidiaries [Member] Subordinated notes seven [Member]	Dec. 31, 2013 Floating Rate [Member] Subsidiaries [Member] Federal Home Loan Bank advances [Member]	Dec. 31, 2012 Floating Rate [Member] Subsidiaries [Member] Federal Home Loan Bank advances [Member]	Dec. 31, 2013 Floating Rate [Member] Subsidiaries [Member] Bank notes [Member]	Dec. 31, 2012 Floating Rate [Member] Subsidiaries [Member] Bank notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												2.95%		7.50%				3.442%		6.30%		4.95%		4.80%		3.778%				0.728%	0.524%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum			6.30%													1.65%												1.25%					0.238%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum			6.63%													4.20%												8.25%					0.505%
Debt Instrument Maturity Year, start												Jan. 01, 2022		Jan. 01, 2026		Jan. 01, 2014		Jan. 01, 2016		Jan. 01, 2014		Jan. 01, 2014		Jan. 01, 2015		Jan. 01, 2020		Jan. 01, 2014		Jan. 01, 2018	Jan. 01, 2014		Jan. 01, 2014		Jan. 01, 2046
Debt Instrument Maturity Year, End												Dec. 31, 2022		Dec. 31, 2026		Dec. 31, 2022		Dec. 31, 2016		Dec. 31, 2014		Dec. 31, 2014		Dec. 31, 2015		Dec. 31, 2020		Dec. 31, 2026		Dec. 31, 2018	Dec. 31, 2014		Dec. 31, 2022		Dec. 31, 2048
Long-term debt	$ 20,049	$ 25,516		$ 11,416	$ 12,772	$ 167	$ 173	$ 8,633	$ 12,744	$ 563	$ 4,670	$ 1,300	$ 1,300	$ 199	$ 199	$ 8,750	$ 10,600	$ 500	$ 500	$ 963	$ 963	$ 1,000	$ 1,000	$ 500	$ 500	$ 500	$ 500	$ 13	$ 16	$ 500	$ 373	$ 373	$ 4,579	$ 4,579	$ 142	$ 143